EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 5	$ 5	$ 16	$ 17
Interest cost	11	19	34	57
Expected return on assets	(20)	(26)	(62)	(76)
Amortization of:
Prior service credit	0	1	0	1
Actuarial loss	11	17	31	51
Net periodic benefit cost	7	16	19	50
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	3	4
Interest cost	3	3	8	11
Expected return on assets	(2)	(2)	(5)	(6)
Amortization of:
Prior service credit	(33)	(33)	(98)	(93)
Actuarial loss	1	1	2	1
Net periodic benefit cost	(30)	(30)	(90)	(83)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4	4	12	10
Interest cost	0	0	1	2
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	0	0	1
Actuarial loss	0	0	0	0
Net periodic benefit cost	$ 4	$ 4	$ 13	$ 13